UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

Report for the Calendar Year or Quarter Ended:   June 30, 2003
                                                 -------------

Check here if Amendment [  ];  Amendment Number:
                                                 ----------------------
    This Amendment (Check only one):        [  ]  is a restatement.
                                            [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             First United Bank & Trust
                  -------------------------
Address:          19 South Second Street
                  -------------------------
                  Oakland, Maryland 21550
                  -------------------------

Form 13F File Number:  28-10455
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             L. Scott Rush
                  -------------------------------
Title:            Trust Investment Officer
                  -------------------------------
Phone:            301-533-2368
                  -------------------------------

Signature, Place, and Date of Signing:

/s/ L. Scott Rush                Oakland, Maryland                7/15/03
--------------------           -------------------           -----------------
    Signature                      City, State                     Date


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                           0
                                            ------------------

Form 13F Information Table Entry Total:                    110
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Form 13F Information Table Value Total:                $58,737
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                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         None



                           FORM 13F INFORMATION TABLE

                                                                                                                   VOTING AUTHORITY
                                                                    VALUE      SHARES/   SH/    PUT/   INVSTMT    SOLE  SHARED  NONE
              NAME OF ISSUER      TITLE OF CLASS          CUSIP    (X$1000)    PRN AMT   PRN    CALL   DSCRETN
------------------------------------------------------------------------------------------------------------------------------------

ABBOTT LABS                          COM                  2824100     360        8235     SH             SOLE      8235      0     0
ALLEGHENY ENERGY INC                 COM                 17361106      98       11700     SH             SOLE     11700      0     0
AMERICAN INTERNATIONAL               GROUP INC           26874107     730       13235     SH             SOLE     13235      0     0
AMERICAN INTERNATIONAL               GROUP INC           26874107       5         100     SH           DEFINED      100      0     0
APPLIED MATLS INC                    COM                 38222105     466       29440     SH             SOLE     29440      0     0
APPLIED MATLS INC                    COM                 38222105      15        1000     SH           DEFINED     1000      0     0
BB&T CORP COM                                            54937107     620       18090     SH             SOLE     18090      0     0
BB&T CORP COM                                            54937107      30         900     SH           DEFINED      900      0     0
BP AMOCO P L C                       SPONSORED ADR       55622104     224        5348     SH             SOLE      5348      0     0
BP AMOCO P L C                       SPONSORED ADR       55622104      63        1500     SH           DEFINED     1500      0     0
BANK OF AMERICA CORP                                     60505104    1305       16516     SH             SOLE     16516      0     0
BANK OF AMERICA CORP                                     60505104      19         250     SH           DEFINED      250      0     0
BAXTER INTERNATIONAL INC                                 71813109     261       10075     SH             SOLE     10075      0     0
BAXTER INTERNATIONAL INC                                 71813109       5         200     SH           DEFINED      200      0     0
BELLSOUTH CORP                       COM                 79860102     494       18567     SH             SOLE     18567      0     0
BELLSOUTH CORP                       COM                 79860102      37        1426     SH           DEFINED     1426      0     0
BRINKER INTERNATIONAL INC                               109641100     663       18425     SH             SOLE     18425      0     0
BRINKER INTERNATIONAL INC                               109641100      10         300     SH           DEFINED      300      0     0
BRISTOL MYERS SQUIBB CO              COM                110122108     202        7450     SH             SOLE      7450      0     0
BRISTOL MYERS SQUIBB CO              COM                110122108      97        3600     SH           DEFINED     3600      0     0
CHEVRONTEXACO                                           166764100     288        3993     SH             SOLE      3993      0     0
CHEVRONTEXACO                                           166764100       8         112     SH           DEFINED      112      0     0
CISCO SYS INC                        COM                17275R102     794       47368     SH             SOLE     47368      0     0
CISCO SYS INC                        COM                17275R102      14         850     SH           DEFINED      850      0     0
CITIGROUP INC                        COM                172967101    1322       30908     SH             SOLE     30842      0    66
CITIGROUP INC                        COM                172967101      25         600     SH           DEFINED      600      0     0
COCA COLA BOTTLING CO CONS           COM                191098102     655       12000     SH             SOLE     12000      0     0
COCA COLA CO                         COM                191216100     232        5020     SH             SOLE      5020      0     0
COCA COLA CO                         COM                191216100       6         150     SH           DEFINED      150      0     0
COMCAST CORP NEW                                        20030N200     340       11750     SH             SOLE     11750      0     0

COMCAST CORP NEW                                        20030N200      20         700     SH           DEFINED      700      0     0
DUFF & PHELPS UTILS INCOME           ICOM               23325P104     195       17970     SH             SOLE     17970      0     0
DUFF & PHELPS UTILS INCOME           ICOM               23325P104       6         600     SH           DEFINED      600      0     0
DANAHER CORP DEL                     COM                235851102    1530       22501     SH             SOLE     22501      0     0
DANAHER CORP DEL                     COM                235851102      23         350     SH           DEFINED      350      0     0
UIT DIAMONDS TR SER 1                                   252787106    1146       12753     SH             SOLE     12753      0     0
UIT DIAMONDS TR SER 1                                   252787106      35         400     SH           DEFINED      400      0     0
DISNEY WALT CO                       COM DISNE          254687106     856       43354     SH             SOLE     43354      0     0
DISNEY WALT CO                       COM DISNE          254687106      17         900     SH           DEFINED      900      0     0
DU PONT E I DE NEMOURS & C           O COM              263534109     702       16870     SH             SOLE     16870      0     0
DU PONT E I DE NEMOURS & C           O COM              263534109      58        1400     SH           DEFINED     1400      0     0
E M C CORP MASS                      COM                268648102     299       28635     SH             SOLE     28635      0     0
E M C CORP MASS                      COM                268648102       4         400     SH           DEFINED      400      0     0
ERIE INDTY CO                        CL A               29530P102     318        7726     SH             SOLE      7726      0     0
EXXON MOBIL CORP                     COM                30231G102    2803       78100     SH             SOLE     78100      0     0
EXXON MOBIL CORP                     COM                30231G102     524       14600     SH           DEFINED    14600      0     0
CLAYMORE PREF. SEC. INC.                                30236V104     868       34095     SH             SOLE     34095      0     0
CLAYMORE PREF. SEC. INC.                                30236V104      10         395     SH           DEFINED      395      0     0
FIRST UNITED CORPORATION                                33741H107   10713      510167     SH             SOLE    497167  13000     0
FIRST UNITED CORPORATION                                33741H107     224       10687     SH           DEFINED    10687      0     0
GENERAL ELEC CO                      COM                369604103    2622       91429     SH             SOLE     91354      0    75
GENERAL ELEC CO                      COM                369604103      60        2125     SH           DEFINED     2125      0     0
GENERAL MTRS CORP                    COM                370442105     218        6066     SH             SOLE      6066      0     0
GILLETTE CO                          COM                375766102     236        7425     SH             SOLE      7425      0     0
GILLETTE CO                          COM                375766102       3         100     SH           DEFINED      100      0     0
HEWLETT PACKARD CO                   COM                428236103     259       12202     SH             SOLE     12202      0     0
INTEL CORP                           COM                458140100     596       28679     SH             SOLE     28679      0     0
INTEL CORP                           COM                458140100      18         900     SH           DEFINED      900      0     0
INTERNATIONAL BUSINESS MAC           HSCOM              459200101    2328       28224     SH             SOLE     28224      0     0
INTERNATIONAL BUSINESS MAC           HSCOM              459200101      28         350     SH           DEFINED      350      0     0
INTL PAPER CO                        COM                460146103     435       12188     SH             SOLE     12188      0     0
INTL PAPER CO                        COM                460146103       3         100     SH           DEFINED      100      0     0
JOHNSON & JOHNSON                    COM                478160104    1606       31075     SH             SOLE     31075      0     0
JOHNSON & JOHNSON                    COM                478160104       5         100     SH           DEFINED      100      0     0
KIMBERLY CLARK CORP                  COM                494368103     287        5506     SH             SOLE      5506      0     0
KIMBERLY CLARK CORP                  COM                494368103       2          50     SH           DEFINED       50      0     0
KOHL'S CORP (WISCONSIN)                                 500255104    1020       19854     SH             SOLE     19854      0     0

KOHL'S CORP (WISCONSIN)                                 500255104      13         270     SH           DEFINED      270      0     0
LOWES COS INC                        COM                548661107    1195       27840     SH             SOLE     27840      0     0
LOWES COS INC                        COM                548661107      12         300     SH           DEFINED      300      0     0
M & T BANK CORP                                         55261F104     717        8525     SH             SOLE      8525      0     0
M & T BANK CORP                                         55261F104       4          59     SH           DEFINED       59      0     0
MBNA CORP                            COM                55262L100    1001       48036     SH             SOLE     48036      0     0
MBNA CORP                            COM                55262L100       9         450     SH           DEFINED      450      0     0
MEADWESTVACO CORP                                       583334107     456       18499     SH             SOLE     18499      0     0
MEDTRONIC INC                        COM                585055106     953       19875     SH             SOLE     19875      0     0
MEDTRONIC INC                        COM                585055106       9         200     SH           DEFINED      200      0     0
MELLON FINL CORP                                        58551A108     495       17870     SH             SOLE     17870      0     0
MELLON FINL CORP                                        58551A108       8         300     SH           DEFINED      300      0     0
MERCK & CO INC                       COM                589331107    1824       30136     SH             SOLE     30086      0    50
MERCK & CO INC                       COM                589331107      15         250     SH           DEFINED      250      0     0
MICROSOFT CORP                       COM                594918104    1394       54401     SH             SOLE     54401      0     0
MICROSOFT CORP                       COM                594918104       2         100     SH           DEFINED      100      0     0
NOKIA CORP                           SPONSORED          654902204     576       35110     SH             SOLE     35110      0     0
NOKIA CORP                           SPONSORED          654902204       5         328     SH           DEFINED      328      0     0
NUVEEN INSD QUALITY MUN FD           ICOM               67062N103     521       30700                    SOLE     27700   3000     0
NUVEEN  QUALITY PFD 8.40 %                              67072C105     973       61452     SH             SOLE     61452      0     0
NUVEEN  QUALITY PFD 8.40 %                              67072C105      28        1823     SH           DEFINED     1823      0     0
PEPSICO INC                          COM                713448108    1588       35700     SH             SOLE     35700      0     0
PEPSICO INC                          COM                713448108      17         392     SH           DEFINED      392      0     0
PFIZER INC                           COM                717081103    1860       54482     SH             SOLE     54482      0     0
PFIZER INC                           COM                717081103      52        1524     SH           DEFINED     1524      0     0
PROCTER & GAMBLE CO                  COM                742718109     520        5840     SH             SOLE      5840      0     0
PROCTER & GAMBLE CO                  COM                742718109      13         150     SH           DEFINED      150      0     0
RITE AID CORP                                           767754104      46       10500     SH             SOLE     10500      0     0
SBC COMMUNICATIONS INC               COM                78387G103     481       18870     SH             SOLE     18870      0     0
SBC COMMUNICATIONS INC               COM                78387G103      25         980     SH           DEFINED      980      0     0
SPDR TRUST UNIT                                         78462F103     556        5697     SH             SOLE      5697      0     0
SPDR TRUST UNIT                                         78462F103      51         530     SH           DEFINED      530      0     0
SCHLUMBERGER LTD                     COM                806857108     495       10420     SH             SOLE     10420      0     0
SCHLUMBERGER LTD                     COM                806857108       2          50     SH           DEFINED       50      0     0
VERIZON COMMUNICATIONS                                  92343V104    1596       40481     SH             SOLE     40481      0     0
VERIZON COMMUNICATIONS                                  92343V104      59        1504     SH           DEFINED     1504      0     0
WACHOVIA CORP 2ND NEW                                   929903102     282        7061     SH             SOLE      7061      0     0

WACHOVIA CORP 2ND NEW                                   929903102      14         364     SH           DEFINED      364      0     0
WAL MART STORES INC                  COM                931142103    1154       21503     SH             SOLE     21453      0    50
WAL MART STORES INC                  COM                931142103      10         200     SH           DEFINED      200      0     0
WYETH                                                   983024100     187        4114     SH             SOLE      4114      0     0
WYETH                                                   983024100      54        1200     SH           DEFINED     1200      0     0

GRAND TOTALS                                                        58737     1906170                           1889929  16000   241
